FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Carrying Amounts and Estimated Fair Values of Financial Instruments
The carrying amounts and estimated fair values of the Company’s financial instruments, none of which are held for trading purposes, are as follows at December 31, 2017 and December 31 2016:

		Fair Value Measurements at December 31, 2017 using
Dollars in thousands	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
		Level 1	Level 2	Level 3	Balance
ASSETS
Cash and due from banks	$5,409	$5,409	$-	$-	$5,409
Interest earning deposits with banks	3,647	3,647	-	-	3,647
Certificate of deposits with banks	1,498	-	1,519	-	1,519
Federal Home Loan Bank Stock	1,341	-	1,341	-	1,341
Securities available for sale	31,112	626	30,486	-	31,112
Net loans	345,080	-	-	345,370	345,370
Accrued interest receivable	1,078	-	1,078	-	1,078

LIABILITIES
Deposits	$340,653	$-	$330,672	$-	$330,672
Capital lease obligation	207	-	207	-	207
FHLB Advances	23,600	-	23,495	-	23,495
Long term subordinated debt	9,676	-	9,619	-	9,619
Accrued interest payable	292	-	292	-	292

		Fair Value Measurements at December 31, 2016 using
Dollars in thousands		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Balance
ASSETS
Cash and due from banks	$8,063	$8,063	$-	$-	$8,063
Interest earning deposits with banks	18,086	18,086	-	-	18,086
Certificate of deposits with banks	1,498	-	1,498	-	1,498
Federal Home Loan Bank Stock	942	-	942	-	942
Securities available for sale	27,063	1,112	25,201	750	27,063
Net loans	305,099	-	-	305,714	305,714
Accrued interest receivable	945	-	945	-	945

LIABILITIES
Deposits	$318,665	$-	$311,464	$-	$311,464
Capital lease obligation	268	-	268	-	268
FHLB Advances	14,100	-	14,115	-	14,115
Long term subordinated debt	9,605	-	9,616	-	9,616
Accrued interest payable	287	-	287	-	287

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The table below presents the recorded amount of assets and liabilities measured on a recurring basis.

	Total	Level 1	Level 2	Level 3
Dollars in thousands
December 31, 2017
U.S. Government and federal agency	$11,276	$-	$11,276	$-
Mortgage-backed securities *	18,915	-	18,915	-
Municipal securities	295	-	295	-
Equity securities	626	626	-	-
Total	$31,112	$626	$30,486	$-

December 31, 2016
U.S. Government and federal agency	$6,543	$-	$6,543	$-
Mortgage-backed securities *	18,658	-	18,658	-
Corporate debt securities	750	-	-	750
Equity securities	1,112	1,112	-	-
Total	$27,063	$1,112	$25,201	$750

*All of the Company’s mortgage-backed securities are issued either by the U.S. Government, which includes GNMA pools, or by government-sponsored agencies such as FNMA and FHLMC.

Schedule of Changes in Amount of Level 3 Assets Measured on a Recurring Basis
The tables below present the changes during the years ended December 31, 2017 and December 31, 2016 in the amount of Level 3 assets measured on a recurring basis.

	December 31, 2017	December 31, 2016
Dollars in thousands
Balance, beginning of year	$750	$750
Called securities	(750)	-
Balance, end of year	$-	$750

Schedule of Impaired Loans Re-measured and Reported at Fair Value
The following table presents impaired loans that were re-measured and reported at fair value through a specific valuation allowance allocation of the allowance for loan losses based upon the fair value of the underlying collateral or discounted cash flows at December 31, 2017 and December 31, 2016.

	December 31, 2017		December 31, 2016
Dollars in thousands	Level 2	Level 3	Level 2	Level 3
Carrying value of impaired loans before allocations	$-	$1,768	$-	$2,829
Specific valuation allowance allocations	-	(248)	-	(914)
Carrying value of impaired loans after allocations	$-	$1,520	$-	$1,915

Schedule of Assets Measured at Fair Value on Nonrecurring Basis
Assets measured at fair value on a nonrecurring basis are included in the table below.

	Total	Level 1	Level 2	Level 3
Dollars in thousands
December 31, 2017
Foreclosed assets	$324	$-	$-	$324
Impaired loans	1,621	-	-	1,621
Total	$1,945	$-	$-	$1,945

December 31, 2016
Foreclosed assets	$1,011	$-	$-	$1,011
Impaired loans	1,915	-	-	1,915
Total	$2,926	$-	$-	$2,926

Schedule of Quantitative Information About Level 3 Measurement
Quantitative Information About Level 3 Fair Value Measurements:

	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Dollars in thousands
December 31, 2017
Impaired loans	$101	Discounted appraisals	Appraisal adjustments	20.00 – 25.00%	23.33%
	1,520	Discounted cash flows	Discount rate	4.75 – 8.50%	7.06%

Foreclosed assets	324	Discounted appraisals	Appraisal adjustments	15.00%	15.00%

December 31, 2016
Impaired loans	$1,915	Discounted cash flows	Discount rate	4.25 – 6.50%	5.89%
Foreclosed assets	1,011	Discounted appraisals	Appraisal adjustments	15.11 – 60.47%	30.75%